Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
13.
Property, plant and equipment

Property, plant and equipment consist of the following:

(Euros in thousands)	Laboratory equipment	Computer equipment	Office equipment and installations	Lease hold improvements	Total
Cost as of January 1, 2023	22,433	4,893	2,776	3,836	33,938
Additions	8,722	1,866	1,502	22,315	34,405
Disposals	(506)	—	(1)	(211)	(718)
Currency translation differences	(383)	(49)	(54)	(527)	(1,013)
Cost as of December 31, 2023	30,266	6,710	4,223	25,413	66,612
Accumulated depreciation as of January 1, 2023	(14,104)	(3,605)	(2,305)	(468)	(20,482)
Additions	(2,304)	(577)	(238)	(168)	(3,287)
Disposals	506	—	1	211	718
Currency translation differences	152	25	9	—	186
Accumulated depreciation as of December 31, 2023	(15,750)	(4,157)	(2,533)	(425)	(22,865)
Net book value as of December 31, 2023	14,516	2,553	1,690	24,988	43,747
Cost as of January 1, 2024	30,266	6,710	4,223	25,413	66,612
Additions	7,101	763	709	4,306	12,879
Disposals	(5)	—	(8)	—	(13)
Currency translation differences	1,045	110	112	1,698	2,965
Cost as of December 31, 2024	38,407	7,583	5,036	31,417	82,443
Accumulated depreciation as of January 1, 2024	(15,750)	(4,157)	(2,533)	(425)	(22,865)
Additions	(4,172)	(877)	(730)	(2,847)	(8,626)
Disposals	3	—	7	—	10
Currency translation differences	(380)	(60)	(31)	(111)	(582)
Accumulated depreciation as of December 31, 2024	(20,299)	(5,094)	(3,287)	(3,383)	(32,063)
Net book value as of December 31, 2024	18,108	2,489	1,749	28,034	50,380

The Group’s additions include leasehold improvements, lab equipment, office equipment and computer equipment for the research and commercial GMP manufacturing facility construction in Houston, Texas of €8.7 million for the year ended December 31, 2024, of which €0.0 million are in construction.

The Group’s additions include leasehold improvements, lab equipment, office equipment and computer equipment for the research and commercial GMP manufacturing facility construction in Houston, Texas of €28.3 million for the year ended December 31, 2023, of which €24.4 million are in construction.

The acquired property, plant and equipment include non-cash investments of €0.8 million and €4.2 million for the year ended December 31, 2024 and 2023, respectively.

The unpaid investments decreased from €4.2 million as of December 31, 2023 to €0.8 million as of December 31, 2024 which is accounted for in accounts payable.

Depreciation expenses consist of the following:

	Year ended December 31,
	2024	2023	2022
	(Euros in thousands)
Research and development expenses	(6,600)	(2,419)	(2,039)
General and administrative expenses	(2,026)	(868)	(1,090)
Total	(8,626)	(3,287)	(3,129)